DERIVATIVE FINANCIAL INSTRUMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Notional amount of interest rate derivatives, minimum	$ 15	[1]	$ 215	[1]
Notional amount of interest rate derivatives, maximum	305	[1]	355	[1]
Maturities of interest rate derivatives, minimum	2013	[1]	2011	[1]
Maturities of interest rate derivatives, maximum	2019	[1]	2019	[1]
Reclassification Of Cash Flow Hedge Gain (Loss) [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	8
Derivative Credit Risk Related Contingent Features [Line Items]
Derivative, Net Liability Position, Aggregate Fair Value	24
Additional Collateral Aggregate Fair Value	24
Cash Flow Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	(74)		3		68
Gain (loss) reclassified from AOCI into earnings (effective portion)	(13)		18		16
Cash Flow Hedges | Interest Expense | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	(42)	[2]
Gain (loss) reclassified from AOCI into earnings (effective portion)	(8)	[2]	(12)	[2]	(2)	[2]
Cash Flow Hedges | Other Income, Net | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)					13	[3]
Gain (loss) reclassified from AOCI into earnings (effective portion)			10	[3]	3	[3]
Cash Flow Hedges | Equity Earnings From Joint Venture [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)			1		37
Gain (loss) reclassified from AOCI into earnings (effective portion)			21		7
Cash Flow Hedges | Equity Earnings, Net Of Income Tax [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	(32)		2
Gain (loss) reclassified from AOCI into earnings (effective portion)	(5)		(1)
Cash Flow Hedges | Revenues: Energy-Related Businesses [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)					17
Gain (loss) reclassified from AOCI into earnings (effective portion)					22
Cash Flow Hedges | Cost of Natural Gas, Electric Fuel and Purchased Power [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from AOCI into earnings (effective portion)					(16)
Cash Flow Hedges | Operation And Maintenance [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)					1
Gain (loss) reclassified from AOCI into earnings (effective portion)					2
Fair Value Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	22	[4]	(1)	[4]	8	[4]
Fair Value Hedges | Interest Expense | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	9		10		19
Fair Value Hedges | Other Income, Net | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	13		(11)		(11)
Undesignated Derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	2		(125)		(26)
Undesignated Derivatives | Other Income, Net | Interest Rate and Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(14)	[5]	(34)	[5]	30	[5]
Undesignated Derivatives | Revenues: Energy-Related Businesses [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	30		47		47
Undesignated Derivatives | Cost of Natural Gas, Electric Fuel and Purchased Power [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	1		(29)		(39)
Undesignated Derivatives | Cost of Electric Fuel and Purchased Power [Member] | Commodity Contracts Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(14)		(102)		(54)
Undesignated Derivatives | Cost of Natural Gas [Member] | Commodity Contracts Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(2)		(9)		(10)
Undesignated Derivatives | Operation And Maintenance [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	1		2
Fixed Price Contracts And Other Derivatives, Current Assets [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate instruments designated as hedging instruments	5	[6],[7]	3	[6]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate interest rate instruments not designated as hedging instruments	8	[6]	9	[6],[7]
Commodity contracts not subject to rate recovery not designated as hedging instruments	156	[6]	59	[6]
Associated offsetting commodity contracts not subject to rate recovery	(120)	[6]	(2)	[6]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	28	[6]	5	[6]
Associated offsetting commodity contracts subject to rate recovery	(10)	[6]	(37)	[6]
Total derivatives not designated as hedging instruments	62	[6]	34	[6]
Fixed Price Contracts And Other Derivatives, Noncurrent Assets [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate instruments designated as hedging instruments	11	[7]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate interest rate instruments not designated as hedging instruments	41		22	[7]
Commodity contracts not subject to rate recovery not designated as hedging instruments	72		20
Associated offsetting commodity contracts not subject to rate recovery	(68)		(8)
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	8
Associated offsetting commodity contracts subject to rate recovery	(2)		(26)
Total derivatives not designated as hedging instruments	51		8
Fixed Price Contracts And Other Derivatives, Current Liabilities [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate instruments designated as hedging instruments	(17)	[7],[8]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate interest rate instruments not designated as hedging instruments	(7)	[8]	(25)	[7],[8]
Commodity contracts not subject to rate recovery not designated as hedging instruments	(148)	[8]	(44)	[8]
Associated offsetting commodity contracts not subject to rate recovery	120	[8]	2	[8]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	(62)	[8]	(43)	[8]
Associated offsetting commodity contracts subject to rate recovery	10	[8]	37	[8]
Total derivatives not designated as hedging instruments	(87)	[8]	(73)	[8]
Fixed Price Contracts And Other Derivatives, Noncurrent Liabilities [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate instruments designated as hedging instruments	(65)	[7]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate interest rate instruments not designated as hedging instruments	(36)		(57)	[7]
Commodity contracts not subject to rate recovery not designated as hedging instruments	(94)		(34)
Associated offsetting commodity contracts not subject to rate recovery	68		8
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	(24)		(27)
Associated offsetting commodity contracts subject to rate recovery	2		26
Total derivatives not designated as hedging instruments	(84)		(84)
San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Notional amount of interest rate derivatives, minimum	285	[1]	285	[1]
Notional amount of interest rate derivatives, maximum	355	[1]	365	[1]
Maturities of interest rate derivatives	2019	[1]	2019	[1]
Reclassification Of Cash Flow Hedge Gain (Loss) [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	3
Derivative Credit Risk Related Contingent Features [Line Items]
Derivative, Net Liability Position, Aggregate Fair Value	11
Additional Collateral Aggregate Fair Value	11
San Diego Gas and Electric Company and Subsidiary [Member] | Cash Flow Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	(40)
Gain (loss) reclassified from AOCI into earnings (effective portion)	(5)		(7)		4
San Diego Gas and Electric Company and Subsidiary [Member] | Cash Flow Hedges | Interest Expense | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	(40)	[2]
Gain (loss) reclassified from AOCI into earnings (effective portion)	(5)	[2]	(7)	[2]	3	[2]
San Diego Gas and Electric Company and Subsidiary [Member] | Cash Flow Hedges | Operation And Maintenance [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from AOCI into earnings (effective portion)					1
San Diego Gas and Electric Company and Subsidiary [Member] | Undesignated Derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(15)		(135)		(27)
San Diego Gas and Electric Company and Subsidiary [Member] | Undesignated Derivatives | Other Income, Net | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(1)	[5]	(34)	[5]	27	[5]
San Diego Gas and Electric Company and Subsidiary [Member] | Undesignated Derivatives | Cost of Electric Fuel and Purchased Power [Member] | Commodity Contracts Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(14)		(102)		(54)
San Diego Gas and Electric Company and Subsidiary [Member] | Undesignated Derivatives | Operation And Maintenance [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings			1
San Diego Gas and Electric Company and Subsidiary [Member] | Fixed Price Contracts And Other Derivatives, Current Assets [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Commodity contracts not subject to rate recovery not designated as hedging instruments			1	[6]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	22	[6]	2	[6]
Associated offsetting commodity contracts subject to rate recovery	(5)	[6]	(34)	[6]
Total derivatives not designated as hedging instruments	17	[6]	(31)	[6]
San Diego Gas and Electric Company and Subsidiary [Member] | Fixed Price Contracts And Other Derivatives, Noncurrent Assets [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	8
Associated offsetting commodity contracts subject to rate recovery	(2)		(26)
Total derivatives not designated as hedging instruments	6		(26)
San Diego Gas and Electric Company and Subsidiary [Member] | Fixed Price Contracts And Other Derivatives, Current Liabilities [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate instruments designated as hedging instruments	(16)	[7],[8]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate interest rate instruments not designated as hedging instruments			(17)	[7],[8]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	(55)	[8]	(35)	[8]
Associated offsetting commodity contracts subject to rate recovery	5	[8]	34	[8]
Total derivatives not designated as hedging instruments	(50)	[8]	(18)	[8]
San Diego Gas and Electric Company and Subsidiary [Member] | Fixed Price Contracts And Other Derivatives, Noncurrent Liabilities [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate instruments designated as hedging instruments	(65)	[7]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate interest rate instruments not designated as hedging instruments			(41)	[7]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	(24)		(27)
Associated offsetting commodity contracts subject to rate recovery	2		26
Total derivatives not designated as hedging instruments	(22)		(42)
Southern California Gas Company [Member]
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Notional amount of interest rate derivatives			150
Maturities of interest rate derivatives			2011
Reclassification Of Cash Flow Hedge Gain (Loss) [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	1
Southern California Gas Company [Member] | Cash Flow Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)					1
Gain (loss) reclassified from AOCI into earnings (effective portion)	(3)		(5)		(3)
Southern California Gas Company [Member] | Cash Flow Hedges | Interest Expense | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from AOCI into earnings (effective portion)	(3)		(5)		(4)
Southern California Gas Company [Member] | Cash Flow Hedges | Operation And Maintenance [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from AOCI into earnings (effective portion)					1
Southern California Gas Company [Member] | Cash Flow Hedges | Operation And Maintenance [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)					1
Southern California Gas Company [Member] | Fair Value Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(2)	[4]	2	[4]	4	[4]
Southern California Gas Company [Member] | Fair Value Hedges | Interest Expense | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	1		6		6
Southern California Gas Company [Member] | Fair Value Hedges | Other Income, Net | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(3)		(4)		(2)
Southern California Gas Company [Member] | Undesignated Derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(1)		(4)		(5)
Southern California Gas Company [Member] | Undesignated Derivatives | Cost of Natural Gas [Member] | Commodity Contracts Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(2)		(5)		(5)
Southern California Gas Company [Member] | Undesignated Derivatives | Operation And Maintenance [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	1		1
Southern California Gas Company [Member] | Fixed Price Contracts And Other Derivatives, Current Assets [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate instruments designated as hedging instruments			3	[6]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Commodity contracts not subject to rate recovery not designated as hedging instruments			1	[6]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	6	[6]	3	[6]
Associated offsetting commodity contracts subject to rate recovery	(5)	[6]	(3)	[6]
Total derivatives not designated as hedging instruments	1	[6]	1	[6]
Southern California Gas Company [Member] | Fixed Price Contracts And Other Derivatives, Current Liabilities [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	(7)	[8]	(3)	[8]
Associated offsetting commodity contracts subject to rate recovery	5	[8]	3	[8]
Total derivatives not designated as hedging instruments	(2)	[8]
S D G E Segment [Member]
Schedule Of Commodity Derivative Volumes [Line Items]
Commodity derivative volumes, natural gas (in millions of million British thermal units)	35		51
Commodity derivative volumes, congestion revenue rights (in millions of megawatt hours)	19		21
Sempra Mexico Segment [Member]
Schedule Of Commodity Derivative Volumes [Line Items]
Commodity derivative volumes, natural gas (in millions of million British thermal units)	1
Sempra Natural Gas Segment [Member]
Schedule Of Commodity Derivative Volumes [Line Items]
Commodity derivative volumes, natural gas (in millions of million British thermal units)	20		15
Commodity derivative volumes, electric power (in millions of megawatt hours)	$ 5		$ 1

[1]	Includes Otay Mesa VIE. All of SDG&E’s interest rate derivatives relate to Otay Mesa VIE.
[2]	Amounts include Otay Mesa VIE. All of SDG&E’s 2010 and 2011 interest rate derivative activity relates to Otay Mesa VIE. There has been a negligible amount of ineffectiveness related to these swaps.
[3]	Gains reclassified into earnings due to changes in cash requirements and associated impacts on forecasted interest payments, primarily related to proceeds received from RBS Sempra Commodities. See Note 4.
[4]	There has been no hedge ineffectiveness on these swaps. Changes in the fair values of the interest rate swap agreements are exactly offset by changes in the fair value of the underlying long-term debt.
[5]	Amounts are related to Otay Mesa VIE. Sempra Energy Consolidated also includes additional instruments.
[6]	Included in Current Assets: Other for SoCalGas.
[7]	Includes Otay Mesa VIE. All of SDG&E’s amounts relate to Otay Mesa VIE.
[8]	Included in Current Liabilities: Other for SoCalGas.